Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Income (Loss) Per Share	NET INCOME (LOSS) PER SHARE
The following table sets forth the net loss for the years ended December 31, 2021, 2020 and 2019 and the computation of basic and diluted net income (loss) per common stock for the years ended December 31, 2021, 2020 and 2019:

	Years Ended December 31,
(in thousands, except shares and per share data)	2021	2020	2019
Numerator:
Net loss	$(116,737)	$(71,064)	(19,780)
Less: net loss attributable to non-controlling interests	(98,717)	—	—

Net loss attributable to Class A common stockholders	(18,020)	—	—
Dilutive effect of warrants on net income to Class A common stockholders	(30,181)	N/A	N/A
Dilutive effect of Class B common stock	(86,334)	N/A	N/A

Net loss attributable to Class A common stockholders - Diluted	(134,535)	N/A	N/A

Basic and Diluted Earnings Per Share denominator:
Weighted average common stock outstanding - basic	170,507,194	N/A	N/A

Net loss per share - basic	$(0.11)	N/A	N/A

Diluted Earnings Per Share:
Dilutive effect of warrants on weighted average common stock outstanding	224,920	N/A	N/A
Dilutive effect of Class B common stock on weighted average common stock outstanding	304,965,111	N/A	N/A

Weighted average common stock outstanding - diluted	475,697,225	N/A	N/A

Net loss per share - diluted	$(0.28)	N/A	N/A

Prior to the consummation of the Business Combination, the Company’s ownership structure included equity interests held solely by the Parent. The Company analyzed the calculation of earnings per share for comparative periods presented and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, the earnings per share information has not been presented for the years ended December 31, 2020 and 2019.
The outstanding Company’s Class B common stock does not represent economic interests in the Company, and as such, is not included in the denominator of the net loss per share calculation.
On August 11, 2021, the Company issued 2,720,966 shares of Class A common stock (the “escrowed shares”) to the escrow agent, on behalf of the seller, as part of the consideration in connection with an acquisition. The amount of shares was based on a $30.0 million purchase price divided by the average share price of the Company during the twenty consecutive trading days preceding the closing date of the transaction. The shares were deposited in escrow and will be released to the seller upon the satisfaction of certain performance metrics during 2022 and 2023. The final number of escrowed shares will be calculated by multiplying the initial share amount by an earned share percentage in accordance with the purchase agreement and subtracting any forfeited indemnity shares. The dilutive effects of these shares were excluded from the year ended December 31, 2021 because they were antidilutive.
The Company’s dilutive securities are derived from the Company’s Public Warrants and Private Placement Warrants using the treasury method and excluding the Class A stockholders’ income statement effect of the change in the fair value of warrant liabilities. The Public Warrants and Private Placement Warrants were included in the year ended December 31, 2021 dilutive earnings per share calculation. RSUs, stock options, ESPP, Class B common stock and contingent shares were excluded from the dilutive earning per share calculation as they had an anti-dilutive effect for the periods presented. The table below presents the Company’s potentially dilutive securities:

As of December 31, 2021
Class B common stock	297,385,981
Public Warrants	22,999,959
Private Placement Warrants	10,533,333
Restricted Stock Units	5,167,522
Stock Options	12,703,698
Contingent Shares Issued in Connection with Acquisitions	2,720,966
ESPP Shares	1,461,087

Potential Common Stock Equivalents	352,972,546